Borrowings (Tables)	6 Months Ended
Jul. 31, 2019
Borrowings - Disclosure Of Detailed Information About Borrowings
Disclosure of Detailed Information About Borrowings

	31 July 2019 NZ $000’s	31 January 2019 NZ $000’s
Current
Secured liabilities:
Bank Loans	20,000	20,000
Debt issuance costs in relation to bank loan	-	(270)
Convertible notes	4,681	-
Other loan	1,294	1,237
	25,975	20,967